Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

(a) The table below sets forth the related parties and their relationships with the Group:

No.	Name of Related Parties	Relationship
1	ICONIQ (Tianjin) New Energy Technology Research Institute (“ICONIQ Institute”)	Controlled by the Company’s Executive Chairman, Mr. Alan Nan Wu (100%)
2	Shenzhen Yinghehuicheng Investment Center (Limited Partnership) (“Shenzhen Yinghehuicheng”)	A company controlled by a shareholder of the Company, and also a non-controlling shareholder of Tianqi Group
3	Tianjin Tuoda Enterprise Management Service Co., Ltd. (“Tianjin Tuoda”)	A company controlled by a group of shareholders of the Company, and also a non-controlling shareholder of Tianqi Group
4	Mr. Alan Nan Wu	Shareholder and Executive Chairman of the Company
5	Vision Path Holdings Limited (“Vision Path”) *	Shareholder of the Company
No.	Name of Related Parties	Relationship
6	Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”)	A company in which the Group holds a 20% equity interest. Mr. Aaron Huainan Liao, the Company’s Vice Chairman & Executive Global President, is the Chief Executive Officer of Shanghai OBS.
7	Al Ataa	Shareholder of the Company
8	Muse Limited	A company 100% held by Mr. Alan Nan Wu
9	Mr. Benjamin Zhai	Chief Executive Officer and Executive Director of the Company
10	My Car (Shenzhen) Technology Co., Ltd. (“My Car”)	A company which Mr. Alan Nan Wu held 25.3% and nil equity interest as of June 26, 2023 and June 30, 2023, respectively
11	Long Hope Holdings Limited (Long Hope) *	Shareholder of the Company

*        Vision Path and Long Hope were added as additional guarantors and jointly undertook joint and several guarantee obligations in respect of the Puluo Debt. See Note 26 Commitments and Contingencies.

(b) The Group had the following significant related party transactions for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
Nature	2025	2024	2023
Expense paid by a related party on behalf of the Group
– Mr. Benjamin Zhai(i)	$205	$—	$—
– Mr. Alan Nan Wu(ii)	—	(54)	(53)
Technical service provided by a related party
– Shanghai OBS	—	—	380
Loan proceeds from related parties
– Mr. Benjamin Zhai(i)	95	—	—
– Mr. Alan Nan Wu(ii)	1,034	—	—
Repayments to a related party
– Mr. Alan Nan Wu(ii)	188	480	4,658
Repayments of Mr.Nan Wu loan by Tianjin Tuoda
– Mr. Alan Nan Wu(iii)	—	—	1,592
Loan to related parties
– Shanghai OBS	16	63	—
– Tianjin Tuoda(iii)	95	—	15,679
Interest expenses of loan from a related party
– Mr. Benjamin Zhai(i)	150	—	—
Accrued financial expenses to PIPE Investor
– Al Ataa (see Note 9 PIPE escrow account for details)	—	(36,137)	(30,000)
Share-based compensation
– Muse Limited (see Note 20 share-based compensation for details)	—	—	23,338
– Vision Path (see Note 20 share-based compensation for details)	32,560	—	—
– Long Hope (see Note 20 share-based compensation for details)	$13,600	$—	$—

(c) The Group had the following related party balances with the related parties mentioned above:

	As of December 31,
	2025	2024
Amounts due from related parties:
– Tianjin Tuoda(iii)	$14,326	$13,662
– Mr. Alan Nan Wu(ii)	287	1,569
– Shanghai OBS	81	62
– The Pledgor (see Note 9 PIPE escrow account for details)	60,000	60,000
Subtotal	$74,694	$75,293
Less: Allowance for expected credit loss (see Note 9 PIPE escrow account for details)	(74,694)	(75,293)
Amount due from related parties, net	$—	$—

Amounts due to related parties, current:
– Vision Path(iv)	$4,855	$4,651
– Shenzhen Yinghehuicheng	672	644
– Mr. Benjamin Zhai(i)	450	—
Total	$5,977	$5,295

(i)      On April 16, 2025, the Group entered into a loan agreement with the Mr. Benjamin Zhai, pursuant to provide a loan in the principal amount of US$300. The loan has a term of 12 months from the date the funds are received by the Group. Under the terms of the agreement, the Company is required to repay a total amount of US$450 upon maturity, representing principal of US$300 and total interest of US$150. The effective annual interest rate is approximately 50%. Of the total loan proceeds, approximately US$95 was remitted directly to the Group, and the remaining US$205 was paid by Mr. Benjamin Zhai on behalf of the Group to settle audit service fees.

(ii)     In 2022, My Car paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2025 and 2024 was nil.

          In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2023, the Group had repaid the amount in full to Mr. Alan Nan Wu.

          In 2024, the Group made repayments to Mr. Nan Wu of US$0.5 million. In 2025, the Group received interest-free loans of US$1.0 million from Mr. Nan Wu and made repayments of US$0.2 million.

(iii)    In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was US$13 million, which was recognized as additional paid-in capital in the consolidated financial statements.

          The Group paid US$6.1 million of expenses on behalf of Tianjin Tuoda, of which US$3,792 remained due to Tianjin Tuoda as of December 31, 2022.

          During the six months ended June 30, 2023, the Group provided interest-free loans totaled US$1.6 million to Tianjin Tuoda to support its normal operations, which was repayable on demand. In June 2023, the Group’s claim on Tianjin Tuoda was transferred to Mr. Alan Nan Wu, resulting in the balance of amounts due from Tianjin Tuoda was nil, and the balance of amounts due from Mr. Alan Nan Wu was US$320 as of June 30, 2023.

          In the second half of 2023, the Group continued to provide a series interest-free loans amounting to US$15.7 million to Tianjin Tuoda to support its normal operations. In 2025, the Group continued to provide a series interest-free loans amounting to US$0.1 million to Tianjin Tuoda. As of December 31, 2025 and 2024, US$14.3 and US$13.7 million remains outstanding.

(iv)    In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. In 2025, the Group negotiated with Vision Path and consented to have an extension of payment of the total loan to extend the repayment date to December 31, 2026. As of December 31, 2025 and 2024, US$4.7 million is due and in default and the Group does not make any payment to Vision Path.

As of December 31, 2025, the Group recorded full credit losses for amounts due from related parties based on the management’ estimation of the collectability.